Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of Revenue from Contracts with Customers	i) Revenue streams

	2025	2024	2023
(in $ millions)	$	$	$
Deliveries	1,800	1,493	1310
Mobility	1,219	1,047	871
Financial services	347	253	177
Others	4	4	1
	3,370	2,797	2,359

Summary of Disaggregation of Revenue From Contracts With Customers
ii)                  Geographic information

	2025	2024	2023
(in $ millions)	$	$	$
Indonesia	715	643	605
Malaysia	1,039	816	673
Philippines	316	265	200
Singapore	727	578	480
Thailand	288	252	205
Vietnam	255	228	185
Rest of Southeast Asia	30	15	11
	3,370	2,797	2,359